International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2014
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2014, 2013 and 2012

(Dollars in Thousands)

	2014	2013	2012
Income:
Dividends from subsidiaries	$71,389	$30,000	$229,250
Interest income on notes receivable	15	18	27
Interest income on other investments	6,862	12,301	6,759
Other interest income	—	—	18
Other	1,923	26	686

Total income	80,189	42,345	236,740
Expenses:
Interest expense (Debentures)	4,264	4,665	6,595
Other	1,099	1,889	3,867

Total expenses	5,363	6,554	10,462

Income before federal income taxes and equity in undistributed net income of subsidiaries	74,826	35,791	226,278
Income tax expense (benefit)	1,370	2,529	(738)

Income before equity in undistributed net income of subsidiaries	73,456	33,262	227,016
Equity in undistributed (distributed) net income of subsidiaries	79,695	93,089	(119,181)

Net income	153,151	126,351	107,835

Preferred stock dividends and discount accretion	—	—	14,362

Net income available to common shareholders	$153,151	$126,351	$93,473